Deposits Paid For Business Acquisitions (Details) - Schedule of deposits paid for business acquisitions - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Deposits Paid For Business Acquisitions Abstract
Cash portion	$ 2,160,000
Equity portion	4,860,000
Total deposit paid	$ 7,020,000